Convertible Preferred Shares Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
As of December 31, 2021, the following warrants were issued and outstanding, after giving effect to the Recapitalization:

	As of December 31, 2021
	Issued and Outstanding Share Warrants		Weighted-Average Exercise Price		Expiration Date
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Warrants to purchase ordinary shares	425,325	850,650	$0.28	$0.28	April 2025
Total	425,325	850,650
As of December 31, 2020, the following warrants were issued and outstanding:

	As of December 31, 2020
	Issued and Outstanding Share Warrants			Weighted-Average Exercise Price			Expiration Date
	Series B	Series C	Series E-1	Series B	Series C	Series E-1
Series B/C	425,325	108,100	—	$0.84	$3.34	—	April 2025
Series E-1	—	—	1,433,142	—	—	$25.20	November 2022
Total	425,325	108,100	1,433,142

Fair Value Measurement Inputs and Valuation Techniques	As of December 31, 2020 the key inputs used in the valuation were as follows:

As of December 31, 2020
Fair value of Series E convertible preferred shares	$20.74
Time to payments (years)	0.33
Risk-free interest rate	0.09%
As of December 31, 2020 the key inputs used in the valuation were as follows:

As of December 31, 2020
Fair value of Series B convertible preferred shares	$13.32
Fair value of Series E convertible preferred shares	$20.74
Expected term (years)	0.75-1.75
Expected volatility	70.00%
Risk-free interest rate	0.10%-0.12%
Expected dividend yield	0.00%
The Black-Scholes assumptions used to value the employee share options at the grant dates are as follows:

	Year Ended December 31,
	2021	2020	2019
Expected term (years)	5.44 - 6.60	5.75 - 6.11	5.20 - 6.11
Expected volatility	67.26% - 68.52%	55.00% - 65.00%	55.00% - 62.61%
Risk-free interest rate	0.99% - 1.12%	0.52% - 1.73%	1.66% - 2.50%
Expected dividend yield	0.00%	0.00%	0.00%